Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2022
Document Effective Date	Aug. 26, 2022
Prospectus Date	Aug. 26, 2022
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus:
Trading Symbol	PPA
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus:
Trading Symbol	PKW
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus:
Trading Symbol	PFM
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus:
Trading Symbol	DJD
Invesco DWA Basic Materials Momentum ETF | Invesco DWA Basic Materials Momentum ETF
Prospectus:
Trading Symbol	PYZ
Invesco DWA Consumer Cyclicals Momentum ETF | Invesco DWA Consumer Cyclicals Momentum ETF
Prospectus:
Trading Symbol	PEZ
Invesco DWA Consumer Staples Momentum ETF | Invesco DWA Consumer Staples Momentum ETF
Prospectus:
Trading Symbol	PSL
Invesco DWA Energy Momentum ETF | Invesco DWA Energy Momentum ETF
Prospectus:
Trading Symbol	PXI
Invesco DWA Financial Momentum ETF | Invesco DWA Financial Momentum ETF
Prospectus:
Trading Symbol	PFI
Invesco DWA Healthcare Momentum ETF | Invesco DWA Healthcare Momentum ETF
Prospectus:
Trading Symbol	PTH
Invesco DWA Industrials Momentum ETF | Invesco DWA Industrials Momentum ETF
Prospectus:
Trading Symbol	PRN
Invesco DWA Momentum ETF | Invesco DWA Momentum ETF
Prospectus:
Trading Symbol	PDP
Invesco DWA Technology Momentum ETF | Invesco DWA Technology Momentum ETF
Prospectus:
Trading Symbol	PTF
Invesco DWA Utilities Momentum ETF | Invesco DWA Utilities Momentum ETF
Prospectus:
Trading Symbol	PUI
Invesco Dynamic Biotechnology & Genome ETF | Invesco Dynamic Biotechnology & Genome ETF
Prospectus:
Trading Symbol	PBE
Invesco Dynamic Building & Construction ETF | Invesco Dynamic Building & Construction ETF
Prospectus:
Trading Symbol	PKB
Invesco Dynamic Energy Exploration & Production ETF | Invesco Dynamic Energy Exploration & Production ETF
Prospectus:
Trading Symbol	PXE
Invesco Dynamic Food & Beverage ETF | Invesco Dynamic Food & Beverage ETF
Prospectus:
Trading Symbol	PBJ
Invesco Dynamic Large Cap Growth ETF | Invesco Dynamic Large Cap Growth ETF
Prospectus:
Trading Symbol	PWB
Invesco Dynamic Large Cap Value ETF | Invesco Dynamic Large Cap Value ETF
Prospectus:
Trading Symbol	PWV
Invesco Dynamic Leisure and Entertainment ETF | Invesco Dynamic Leisure and Entertainment ETF
Prospectus:
Trading Symbol	PEJ
Invesco Dynamic Market ETF | Invesco Dynamic Market ETF
Prospectus:
Trading Symbol	PWC
Invesco Dynamic Media ETF | Invesco Dynamic Media ETF
Prospectus:
Trading Symbol	PBS
Invesco Dynamic Networking ETF | Invesco Dynamic Networking ETF
Prospectus:
Trading Symbol	PXQ
Invesco Dynamic Oil & Gas Services ETF | Invesco Dynamic Oil & Gas Services ETF
Prospectus:
Trading Symbol	PXJ
Invesco Dynamic Pharmaceuticals ETF | Invesco Dynamic Pharmaceuticals ETF
Prospectus:
Trading Symbol	PJP
Invesco Dynamic Semiconductors ETF | Invesco Dynamic Semiconductors ETF
Prospectus:
Trading Symbol	PSI
Invesco Dynamic Software ETF | Invesco Dynamic Software ETF
Prospectus:
Trading Symbol	PSJ
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus:
Trading Symbol	PGF
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus:
Trading Symbol	PRF
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus:
Trading Symbol	PRFZ
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus:
Trading Symbol	PSP
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus:
Trading Symbol	PGJ
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus:
Trading Symbol	PEY
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF
Prospectus:
Trading Symbol	PID
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus:
Trading Symbol	ERTH
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus:
Trading Symbol	PNQI
Invesco Raymond James SB-1 Equity ETF | Invesco Raymond James SB-1 Equity ETF
Prospectus:
Trading Symbol	RYJ
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus:
Trading Symbol	EQWL
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus:
Trading Symbol	PBP
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF
Prospectus:
Trading Symbol	RSP
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF
Prospectus:
Trading Symbol	EWCO
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF
Prospectus:
Trading Symbol	RCD
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF
Prospectus:
Trading Symbol	RHS
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF
Prospectus:
Trading Symbol	RYE
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF
Prospectus:
Trading Symbol	RYF
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF
Prospectus:
Trading Symbol	RYH
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF
Prospectus:
Trading Symbol	RGI
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF
Prospectus:
Trading Symbol	RTM
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF
Prospectus:
Trading Symbol	EWRE
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus:
Trading Symbol	RYT
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus:
Trading Symbol	RYU
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus:
Trading Symbol	SPGP
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus:
Trading Symbol	RPG
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus:
Trading Symbol	RPV
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus:
Trading Symbol	SPHQ
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus:
Trading Symbol	XLG
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus:
Trading Symbol	SPVM
Invesco S&P MidCap 400 Equal Weight ETF | Invesco S&P MidCap 400 Equal Weight ETF
Prospectus:
Trading Symbol	EWMC
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus:
Trading Symbol	RFG
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus:
Trading Symbol	RFV
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus:
Trading Symbol	XMMO
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus:
Trading Symbol	XMHQ
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus:
Trading Symbol	XMVM
Invesco S&P SmallCap 600 Equal Weight ETF | Invesco S&P SmallCap 600 Equal Weight ETF
Prospectus:
Trading Symbol	EWSC
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF
Prospectus:
Trading Symbol	RZG
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF
Prospectus:
Trading Symbol	RZV
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus:
Trading Symbol	XSMO
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus:
Trading Symbol	XSVM
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus:
Trading Symbol	CSD
Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus:
Trading Symbol	PHO
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus:
Trading Symbol	PBW
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus:
Trading Symbol	CZA
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus:
Trading Symbol	CVY